UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22427
Investment Company Act File Number
MSAR Completion Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 4.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,128,458

		$1,128,458

Beverages — 0.8%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,183,210
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,204,867

		$2,388,077

Commercial Services — 0.4%
Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,090,651

		$1,090,651

Electric — 0.5%
PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,387,319

		$1,387,319

Entertainment — 0.5%
International Game Technology, 7.50%, 6/15/19	$1,100	$1,295,900

		$1,295,900

Media — 0.3%
Walt Disney Co. (The), MTN, 6.375%, 3/1/12	$1,000	$1,004,469

		$1,004,469

Office Equipment/Supplies — 0.5%
Xerox Corp., 6.40%, 3/15/16	$1,150	$1,303,746

		$1,303,746

Oil & Gas — 0.4%
Statoil ASA, 3.875%, 4/15/14	$1,000	$1,076,172

		$1,076,172

Retail — 0.8%
Home Depot, Inc., 5.25%, 12/16/13	$1,087	$1,182,009
Staples, Inc., 9.75%, 1/15/14	1,000	1,146,557

		$2,328,566

Total Corporate Bonds & Notes (identified cost $12,534,075)		$13,003,358

Commercial Mortgage-Backed Securities — 39.5%
	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	$503	$505,561
BACM, Series 2003-1, Class A2, 4.648%, 9/11/36	2,994	3,066,290
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	1,500	1,575,525
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	1,500	1,584,398
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,617,592
BACM, Series 2005-1, Class A5, 5.17%, 11/10/42(1)	1,750	1,931,231
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	2,690	2,726,482
BSCMS, Series 2003-T10, Class A2, 4.74%, 3/13/40	3,000	3,087,841
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(1)	1,451	1,507,597
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	1,250	1,334,439
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(1)	237	245,825

	Principal
	Amount
Security	(000’s omitted)	Value
CGCMT, Series 2004-C1, Class A4, 5.537%, 4/15/40(1)	$1,030	$1,109,364
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,394,851
CSFB, Series 2002-CP5, Class A2, 4.94%, 12/15/35	3,000	3,060,166
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,981	2,021,030
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	2,250	2,260,945
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	1,300	1,397,512
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(1)	2,250	2,415,159
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,536,665
CSFB, Series 2005-C4, Class A3, 5.12%, 8/15/38(1)	887	892,869
GCCFC, Series 2002-C1, Class A4, 4.948%, 1/11/35	3,496	3,552,766
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(2)	1,250	1,275,362
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	499	501,394
GECMC, Series 2002-2A, Class A3, 5.349%, 8/11/36	2,522	2,550,709
GECMC, Series 2002-2A, Class F, 6.019%, 8/11/36(1)(2)	2,000	2,020,224
GECMC, Series 2002-3A, Class A2, 4.996%, 12/10/37	1,965	2,004,782
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	946	989,435
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,339,976
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(1)	1,790	1,921,167
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,077	1,104,064
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	2,488	2,531,182
GMACC, Series 2004-C2, Class A2, 4.76%, 8/10/38	140	139,846
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,168,093
GSMS, Series 2003-C1, Class A3, 4.608%, 1/10/40	3,000	3,075,051
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(1)	1,850	2,002,729
JPMCC, Series 2002-C1, Class A3, 5.376%, 7/12/37	633	639,448
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	1,819	1,860,835
JPMCC, Series 2002-CIB5, Class A2, 5.161%, 10/12/37	1,822	1,853,756
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(1)	1,912	2,015,129
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(1)	1,700	1,787,584
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,055,842
JPMCC, Series 2004-CB8, Class A3, 4.007%, 1/12/39	455	459,707
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,084	1,123,230
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,167,116
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	2,096	2,155,666
LB-UBS, Series 2002-C2, Class A4, 5.594%, 6/15/31	1,466	1,474,034
LB-UBS, Series 2002-C4, Class A5, 4.853%, 9/15/31	2,660	2,694,465
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	1,350	1,386,901
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(1)	4,000	4,178,546
LB-UBS, Series 2004-C4, Class A4, 5.496%, 6/15/29(1)	2,000	2,156,683
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(1)	1,000	1,030,598
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,363	1,399,683
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	1,596	1,666,030
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,326,840
MSC, Series 2004-IQ7, Class A4, 5.54%, 6/15/38(1)	1,250	1,341,857
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(1)	2,250	2,423,775
MSDWC, Series 2002-TOP7, Class A2, 5.98%, 1/15/39	799	803,217
MSDWC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	4,000	4,120,216
NASC, Series 1998-D6, Class A3, 7.527%, 3/15/30(1)	2,313	2,442,119
WBCMT, Series 2003-C5, Class A2, 3.989%, 6/15/35	2,400	2,458,660
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	1,500	1,618,261
WBCMT, Series 2004-C12, Class A4, 5.495%, 7/15/41(1)	2,065	2,230,220

Total Commercial Mortgage-Backed Securities (identified cost $108,992,135)		$111,318,540

U.S. Treasury Obligations — 28.5%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 0.625%, 7/31/12(3)	$40,000	$40,110,960
U.S. Treasury Note, 1.375%, 4/15/12	40,000	40,110,960

Total U.S. Treasury Obligations (identified cost $80,214,668)		$80,221,920

Call Options Purchased — 0.0%(4)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	102	$1,410.00	2/18/12	$3,825
S&P 500 Index FLEX	111	1,380.00	2/2/12	0
S&P 500 Index FLEX	111	1,385.00	2/3/12	6
S&P 500 Index FLEX	111	1,395.00	2/7/12	354
S&P 500 Index FLEX	111	1,395.00	2/8/12	575
S&P 500 Index FLEX	111	1,385.00	2/10/12	2,432
S&P 500 Index FLEX	111	1,400.00	2/14/12	2,507
S&P 500 Index FLEX	102	1,405.00	2/15/12	2,105
S&P 500 Index FLEX	102	1,420.00	2/22/12	2,968
S&P 500 Index FLEX	102	1,420.00	2/23/12	3,385
S&P 500 Index FLEX	102	1,415.00	2/24/12	4,795
S&P 500 Index FLEX	102	1,415.00	2/28/12	7,165

Total Call Options Purchased (identified cost $75,335)				$30,117

Put Options Purchased — 0.9%
	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	102	$1,160.00	2/18/12	$5,100
S&P 500 Index	348	1,200.00	12/22/12	2,542,140
S&P 500 Index FLEX	111	1,120.00	2/2/12	0
S&P 500 Index FLEX	111	1,130.00	2/3/12	0
S&P 500 Index FLEX	111	1,150.00	2/7/12	137
S&P 500 Index FLEX	111	1,130.00	2/8/12	131
S&P 500 Index FLEX	111	1,130.00	2/10/12	376
S&P 500 Index FLEX	111	1,150.00	2/14/12	2,431
S&P 500 Index FLEX	102	1,135.00	2/15/12	1,986
S&P 500 Index FLEX	102	1,175.00	2/22/12	14,467
S&P 500 Index FLEX	102	1,195.00	2/23/12	23,040
S&P 500 Index FLEX	102	1,160.00	2/24/12	13,729
S&P 500 Index FLEX	102	1,155.00	2/28/12	18,441

Total Put Options Purchased (identified cost $2,829,714)				$2,621,978

Short-Term Investments — 26.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	$74,842	$74,842,065

Total Short-Term Investments (identified cost $74,842,065)		$74,842,065

Total Investments — 100.1% (identified cost $279,487,992)		$282,037,978

Call Options Written — (0.2)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	102	$1,345.00	2/18/12	$(52,020)
S&P 500 Index FLEX	111	1,320.00	2/2/12	(32,100)
S&P 500 Index FLEX	111	1,325.00	2/3/12	(29,314)
S&P 500 Index FLEX	111	1,335.00	2/7/12	(37,182)
S&P 500 Index FLEX	111	1,335.00	2/8/12	(43,676)
S&P 500 Index FLEX	111	1,325.00	2/10/12	(89,374)
S&P 500 Index FLEX	111	1,340.00	2/14/12	(63,745)
S&P 500 Index FLEX	102	1,340.00	2/15/12	(63,102)
S&P 500 Index FLEX	102	1,355.00	2/22/12	(53,920)
S&P 500 Index FLEX	102	1,355.00	2/23/12	(57,061)
S&P 500 Index FLEX	102	1,350.00	2/24/12	(71,668)
S&P 500 Index FLEX	102	1,350.00	2/28/12	(84,637)

Total Call Options Written (premiums received $913,650)				$(677,799)

Put Options Written — (0.1)%
	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	102	$1,225.00	2/18/12	$(24,990)
S&P 500 Index FLEX	111	1,180.00	2/2/12	0
S&P 500 Index FLEX	111	1,190.00	2/3/12	(2)
S&P 500 Index FLEX	111	1,210.00	2/7/12	(1,248)
S&P 500 Index FLEX	111	1,190.00	2/8/12	(1,003)
S&P 500 Index FLEX	111	1,190.00	2/10/12	(2,304)
S&P 500 Index FLEX	111	1,210.00	2/14/12	(10,929)
S&P 500 Index FLEX	102	1,200.00	2/15/12	(9,328)
S&P 500 Index FLEX	102	1,240.00	2/22/12	(50,229)
S&P 500 Index FLEX	102	1,260.00	2/23/12	(80,467)
S&P 500 Index FLEX	102	1,225.00	2/24/12	(43,284)
S&P 500 Index FLEX	102	1,220.00	2/28/12	(51,361)

Total Put Options Written (premiums received $755,415)				$(275,145)

Other Assets, Less Liabilities — 0.2%				$685,420

Net Assets — 100.0%				$281,770,454

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Bank of America Commercial Mortgage, Inc.
BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	-	Citigroup Commercial Mortgage Trust
CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.
FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GCCFC	-	Greenwich Capital Commercial Funding Corp.
GECMC	-	General Electric Commercial Mortgage Corp.
GMACC	-	GMAC Commercial Mortgage Securities, Inc.
GSMS	-	Goldman Sachs Mortgage Securities Corporation II
JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	-	LB-UBS Commercial Mortgage Trust
MLMT	-	Merrill Lynch Mortgage Trust
MSC	-	Morgan Stanley Capital I
MSDWC	-	Morgan Stanley Dean Witter Capital I
MTN	-	Medium-Term Note
NASC	-	Nomura Asset Securities Corp.
WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Weighted average fixed-rate coupon that changes/updates monthly.
(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $3,295,586 or 1.2% of the Portfolio’s net assets.
(3)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(4)		Amount is less than 0.05%.
(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $13,634.

A summary of open financial instruments at January 31, 2012 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	75 U.S. 10-Year Treasury Note	Long	$9,886,075	$9,918,750	$32,675
3/12	50 U.S. Ultra-Long Treasury Bond	Long	7,832,904	7,998,438	165,534
3/12	226 S&P 500 E-Mini Index	Short	(13,900,806)	(14,782,660)	(881,854)

					$(683,645)

Written options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	2,795	$2,868,566
Options written	11,340	7,238,785
Options exercised	(4,415)	(1,801,201)
Options expired	(7,164)	(6,637,085)

Outstanding, end of period	2,556	$1,669,065

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also entered into options and futures contracts on equity indices to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), which had a 98.8% interest in the Portfolio as of January 31, 2012. The Portfolio serves as a completion portfolio for the Fund.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts and options thereon.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivative		Derivative
Equity	Futures Contracts	$—		$(881,854)*
Equity	Purchased Options	2,652,095		—
Equity	Written Options	—		(952,944)

		$2,652,095		$(1,834,798)

Interest Rate	Futures Contracts	$198,209	*	$—

		$198,209		$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,753,601

Gross unrealized appreciation	$2,371,078
Gross unrealized depreciation	(1,086,701)

Net unrealized appreciation	$1,284,377

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$13,003,358	$—	$13,003,358
Commercial Mortgage-Backed Securities	—	111,318,540	—	111,318,540
U.S. Treasury Obligations	—	80,221,920	—	80,221,920
Call Options Purchased	3,825	26,292	—	30,117
Put Options Purchased	2,547,240	74,738	—	2,621,978
Short-Term Investments	—	74,842,065	—	74,842,065

Total Investments	$2,551,065	$279,486,913	$—	$282,037,978

Futures Contracts	$198,209	$—	$—	$198,209

Total	$2,749,274	$279,486,913	$—	$282,236,187

Liability Description

Call Options Written	$(52,020)	$(625,779)	$—	$(677,799)
Put Options Written	—	(275,145)	—	(275,145)
Futures Contracts	(881,854)	—	—	(881,854)

Total	$(933,874)	$(900,924)	$—	$(1,834,798)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012